Income Taxes - Reconciliation of the statutory income tax rate to the Company's effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Provision for income taxes computed using statutory tax rate	$ (17,644)	$ (18,655)
Effect of tax rates in foreign jurisdictions	(10,512)	(9,149)
State income taxes, net of federal income tax benefit	(22,643)	13,769
Impact of U.S. tax on foreign operations	706	2,049
Share-based compensation	944	2,033
Non-deductible expenses	2,204	11,641
Increase in uncertain tax position	121,969	59,707
Increase in valuation allowance	19,774	36,042
Penalties and interest	16,216	19,134
Other	(12,422)	(1,982)
Provision for income taxes	$ 98,592	$ 114,589
Effective Income Tax Rate Reconciliation, Percent
Provision for income taxes computed using statutory tax rate	15.00%	15.00%
Effect of tax rates in foreign jurisdictions	9.00%	7.00%
State income taxes, net of federal income tax benefit	19.00%	(11.00%)
Impact of U.S. tax on foreign operations	(1.00%)	(2.00%)
Share-based compensation	(1.00%)	(2.00%)
Non-deductible expenses	(2.00%)	(9.00%)
Increase in uncertain tax position	(104.00%)	(48.00%)
Increase in valuation allowance	(17.00%)	(29.00%)
Penalties and interest	(14.00%)	(15.00%)
Other	11.00%	2.00%
Provision for income taxes	(84.00%)	(92.00%)